Note 16 - Other Long-term Liabilities - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year		€ 976	[1]	€ 895	[1]	€ 842
Service cost		68		67		66
Interest cost		16		14		13
Net loss or (gain)		2
Actuarial (gain) or loss		(93)
Amortization of net prior service cost		1		1		1
Benefits paid						(27)
Benefit obligations at end of year	[1]	969		976		895
Unrecognized actuarial (gain) loss	[2]	48		141		144
Unrecognized prior service cost	[2]	18		20		22
Accrued pension cost		903		815		729
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year		1,311	[3]	1,182	[3]	1,162
Service cost		140		131		118
Interest cost		6		6		6
Actuarial (gain) or loss		(294)				(12)
Benefits paid		(3)		(94)		(17)
Benefit obligations at end of year	[3]	1,230		1,311		1,182
Unrecognized actuarial (gain) loss	[4]	136		416		412
Unrecognized prior service cost	[4]
Accrued pension cost		1,093		895		770
Amortization of net loss		27		26		24
Exchange rate impact		€ 42		€ (60)		€ (99)

[1]	The accumulated benefit obligation was EUR693 thousand and EUR692 thousand at December 31, 2019 and 2018 respectively.
[2]	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is EUR1 thousand.
[3]	The accumulated benefit obligation was EUR1,062 thousand and EUR960 thousand at December 31, 2019 and 2018, respectively.
[4]	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2020 is €1 thousand.